Average Annual Total Returns		12 Months Ended	60 Months Ended	70 Months Ended	105 Months Ended	107 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Bloomberg US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)				2.01%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | ICE BofA US 3-Month Treasury Bill Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%				2.18%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	4.56%				4.99%
Performance Inception Date	May 25, 2012
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.67%	2.30%				3.42%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	2.62%				3.29%
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	4.62%				5.04%
Performance Inception Date	May 17, 2019
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	4.27%				4.72%
Performance Inception Date	May 25, 2012
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | S&P 500® Index TR (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.94%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent		27.86%	(9.66%)			13.93%
Performance Inception Date	Jan. 02, 2019
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent		33.62%	(9.29%)			14.00%
Performance Inception Date	Jan. 02, 2019
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		35.94%	(8.33%)			14.91%
Performance Inception Date	Jan. 27, 2017
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		36.05%	(8.24%)			15.00%
Performance Inception Date	Oct. 28, 2020
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		36.11%	(8.25%)			15.02%
Performance Inception Date	Jan. 27, 2017
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		35.66%	(8.55%)			14.63%
Performance Inception Date	Jan. 27, 2017
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.66%	(10.19%)			12.91%
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.11%	(6.39%)			11.81%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%		2.23%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	3.26%		2.62%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	2.20%		4.06%
Performance Inception Date	Oct. 29, 2018
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent		5.15%	2.18%		3.85%
Performance Inception Date	Oct. 29, 2018
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		7.27%	3.22%		4.70%
Performance Inception Date	Apr. 03, 2017
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | R5 Class
Prospectus [Line Items]
Average Annual Return, Percent		7.34%	3.27%		4.77%
Performance Inception Date	Apr. 03, 2017
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.98%	2.92%		4.41%
Performance Inception Date	Apr. 03, 2017
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.09%	0.14%		2.06%
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.10%	0.93%		2.31%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Bloomberg Global-Aggregate Total Return Index Value Hedged USD (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	0.89%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | ICE BofA 1-3 Year US Corporate Index Reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent		5.89%	2.49%	2.72%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | A Class
Prospectus [Line Items]
Average Annual Return, Percent		2.82%	2.14%	2.25%
Performance Inception Date	Feb. 18, 2020
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | C Class
Prospectus [Line Items]
Average Annual Return, Percent		3.77%	1.97%	2.00%
Performance Inception Date	Feb. 18, 2020
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class
Prospectus [Line Items]
Average Annual Return, Percent		5.58%	3.00%	3.03%
Performance Inception Date	Feb. 18, 2020
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.64%	1.10%	1.25%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.30%	1.43%	1.51%
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		5.82%	2.46%	2.60%
Performance Inception Date	Feb. 18, 2020